13F-HR

SELKIRK MANAGEMENT LLC 13F

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/13__

Check here if Amendment [ ]; Amendment Number: _______________
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Selkirk Management LLC_____
Address: 	One Main Street____________
		Suite 202__________________
		Chatham, NJ 07928__________


Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Jed_Bowen____________
Title:	CFO__________
Phone:	973-701-6175_____________

Signature, Place, and date of Signing:

Jed_Bowen__			Chatham, NJ___ 			05/08/13___
[Signature]			[City, State]			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting managers(s).)


List of Other Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-_________________	________________________________________



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0___________

Form 13F Information Table Entry Total:		18__________

Form 13F Information Table Value Total:		$113877_____
						(thousands)


List of Other Included Managers:

None


FORM 13F INFORMATION TABLE
                                                         VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGER SOLE    SHARED NONE

AMAZON COM INC               COM             023135106   2612      9800	     SH        SOLE                9800
AMERICAN TOWER CORP NEW      COM             03027X100   6857      89150     SH        SOLE                89150
APPLE INC                    COM             037833100   5312      12000     SH        SOLE                12000
BLACKROCK INC                COM             09247X101   3905      15200     SH        SOLE                15200
CARTER INC                   COM             146229109   4181      73000     SH        SOLE                73000
CELGENE CORP                 COM             151020104   14387     124125    SH        SOLE                124125
E M C CORP MASS              COM             268648102   2790      116800    SH        SOLE                116800
EQUINIX INC                  COM NEW         29444U502   5894      27250     SH        SOLE                27250
FLEETCOR TECHNOLIGIES INC    COM             339041105   6420      83736     SH        SOLE                83736
GOOGLE INC                   CL A            38259P508   5373      6765      SH        SOLE                6765
INTERXION HOLDINGS NV	     SHS             N47279109   4571      188712    SH        SOLE                188712
INVESCO LTD                  SHS             G491BT108   3613      124750    SH        SOLE                124750
IRON MTN INC                 COM             462846106   8433      232239    SH        SOLE                232239
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105   11420     211333    SH        SOLE                211333
MASTERCARD INC               CL A            57636Q104   5040      9314      SH        SOLE                9314
NEWSTAR FINANCIAL INC        COM             65251F105   11283     852811    SH        SOLE                852811
PRICELINE COM INC            COM NEW         741503403   6658      9675      SH        SOLE                9675
VISA INC                     COM CL A        92826C839   5128      30195     SH        SOLE                30195